Derivative Financial Instruments (Details 8) (Cash Flow Hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives in cash flow hedging relationships Abstract
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	$ 1,552	$ (51)	$ (221)
Interest rate swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	1,023	13	(45)
Foreign currency swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	175	34	(319)
Interest rate forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	336	(117)	147
Credit forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	18	19	(4)
Net Derivative Gain (Losses) [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(9)	(65)	(54)
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	5	1	(3)
Net Derivative Gain (Losses) [Member] | Interest rate swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(42)	0	0
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1	3	(2)
Net Derivative Gain (Losses) [Member] | Foreign currency swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	(79)	(133)
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	2	0	(1)
Net Derivative Gain (Losses) [Member] | Interest rate forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	31	14	79
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	2	(2)	0
Net Derivative Gain (Losses) [Member] | Credit forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	2	0	0
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Gains (Losses) [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(3)	(4)	(6)
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Gains (Losses) [Member] | Interest rate swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	1	0	0
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Gains (Losses) [Member] | Foreign currency swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(6)	(6)	(6)
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Gains (Losses) [Member] | Interest rate forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	1	2	0
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Gains (Losses) [Member] | Credit forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	1	0	0
Amount and Location of Gains (Losses) Recognized In Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Other Expenses [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(9)	1	(3)
Other Expenses [Member] | Interest rate swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(10)	(1)	(4)
Other Expenses [Member] | Foreign currency swaps [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	2	2	1
Other Expenses [Member] | Interest rate forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	(1)	0	0
Other Expenses [Member] | Credit forwards [Member]
Derivatives in cash flow hedging relationships Abstract
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	$ 0	$ 0	$ 0